SHAREHOLDERS' EQUITY (Schedule of service-based stock options) (Details) - Performance Based Stock Options [Member] $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
Number of Performance based options
Outstanding at January 1, 2018 | shares	283,331
Forfeited | shares	(66,666)
Outstanding at June 30, 2018 | shares	216,665
Exercisable at June 30, 2018 | shares	91,666
Vested and expected to vest at June 30, 2018 | shares	135,181
Weighted average Exercise price
Outstanding at January 1, 2018 | $ / shares	$ 4.93
Forfeited | $ / shares	6.84
Outstanding at June 30, 2018 | $ / shares	4.35
Exercisable at June 30, 2018 | $ / shares	5.86
Vested and expected to vest at June 30, 2018 | $ / shares	$ 6.97
Weighted average Remaining contractual term (in years)
Outstanding at June 30, 2018	4 years 7 months 17 days
Exercisable at June 30, 2018	2 years 1 month 16 days
Vested and expected to vest at June 30, 2018	2 years 2 months 27 days
Outstanding at January 1, 2018 | $
Outstanding at June 30, 2018 | $	40
Exercisable at June 30, 2018 | $	7
Vested and expected to vest at June 30, 2018 | $